Fair Value Measurements (Details) - Schedule of fair value of the over-allotment liability - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Sep. 08, 2021
Schedule of Fair Value of the Over Allotment Liability [Abstract]
February 3, 2021 (inception date)
Initial measurement of over-allotment option at September 8, 2021			$ 297,073
Change in fair value of over-allotment option transfer to statement of operations	(16,788)
Transfer to additional paid-in capital upon exercise of over-allotment option	$ (280,285)	$ (280,285)
Over-allotment option at December 31, 2021